RETIREMENT PLANS	12 Months Ended
Dec. 29, 2018
RETIREMENT PLANS
RETIREMENT PLANS

I.RETIREMENT PLANS

We have a profit sharing and 401(k) plan for the benefit of substantially all of our employees, excluding the employees of certain wholly-owned subsidiaries. Amounts contributed to the plan are made at the discretion of the Board of Directors. We matched 25% of employee contributions in 2018, 2017, and 2016, on a discretionary basis, totaling $3.4 million, $4.8 million, and $4.4 million respectively. The basis for matching contributions may not exceed the lesser of 6% of the employee’s annual compensation or the IRS limitation.

On July 14, 2011, the compensation committee of the board of directors approved a retirement plan for certain officers of the Company (who have at least 20 years of service with the Company and at least 10 years of service as an officer) whereby we will pay, upon retirement, benefits totaling 150% of the officer’s highest base salary in the three years immediately preceding separation from service plus health care benefits for a specified period of time if certain eligibility requirements are met. Approximately $9.1 million and $7.8 million are accrued in “Other Liabilities” for this plan at December 29, 2018 and December 30, 2017, respectively.